Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Allowance for doubtful accounts beginning balance	(36)	(23)
Write-offs	24	24
Additions to allowance for doubtful accounts	(54)	(37)
Allowance for doubtful accounts ending balance	(66)	(36)